Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (7,716)	$ (15,653)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization of property, plant and equipment	1,367	1,387
Amortization of intangible assets, debt issuance costs and debt discount	2,050	2,429
Benefit from deferred income taxes	430	(3,328)
Share-based compensation expense	394	773
Impairment loss on intangible assets	9,580	875
Impairment loss on goodwill	0	168
Change in fair value of contingent consideration	0	242
Change in fair value of derivatives	0	(14)
Change in fair value of warrants liability	(4,852)	525
Non-cash interest expense	1,017	159
Legal settlement	0	2,038
Uncollectible receivable - related party	0	3,862
Loss on extinguishment of debt - related party	527	2,142
Other non-cash expenses	69	127
Changes in operating assets and liabilities:
Accounts receivable	112	212
Inventories	2,818	(1,124)
Prepaid expenses and other current assets	157	12
Accounts payable and accrued liabilities	(3,347)	2,115
Accrued interest on note payable to related party	252	252
Deferred revenue and deferred rent	101	80
Income taxes payable	723	114
Net cash provided by (used in) operating activities	3,682	(2,607)
Cash flows from investing activities:
Purchases of long-lived assets	(664)	(813)
Payments for intangibles	(172)	(370)
Proceeds from disposal of long-lived assets	0	18
Net cash used in investing activities	(836)	(1,165)
Cash flows from financing activities:
Net proceeds from line of credit	450	1,600
Principal payments on notes payable	(1,912)	(2,621)
Payments of debt issuance and deferred financing costs	(21)	(163)
Proceeds received from issuance of preferred stock	2,000	4,000
Payment of preferred stock issuance costs	(321)	(647)
Proceeds received from warrant exercise	1	0
Payment in connection with legal settlement agreements	(1,465)	(275)
Principal payments on capital lease obligations	(15)	(14)
Net cash (used in) provided by financing activities	(1,283)	1,880
Effect of exchange rate changes on cash	(70)	62
Net increase (decrease) in cash	1,493	(1,830)
Cash, beginning of period	865	2,695
Cash, end of period	$ 2,358	$ 865